Document And Entity Information	Aug. 14, 2026
Document Information [Line Items]
Entity, Registrant Name	Super League Enterprise, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 14, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38819
Entity, Tax Identification Number	47-1990734
Entity, Address, Address Line One	2450 Colorado Avenue, Suite 100E
Entity, Address, City or Town	Santa Monica
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90404
City Area Code	213
Local Phone Number	421-1920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SLE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001621672